Convertible Notes Payable and Advisory Fee Liabilities (Details) - USD ($)																																																													1 Months Ended					3 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Apr. 12, 2023	Mar. 01, 2023	Feb. 01, 2023	Jan. 11, 2023	Dec. 01, 2022	Nov. 17, 2022	Oct. 03, 2022	Sep. 23, 2022	Sep. 01, 2022	Aug. 01, 2022	Jul. 12, 2022	Jul. 01, 2022	Jun. 06, 2022	Jun. 01, 2022	May 25, 2022	May 18, 2022	May 01, 2022	Apr. 01, 2022	Mar. 07, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 11, 2022	Jan. 01, 2022	Dec. 01, 2021	Nov. 12, 2021	Nov. 01, 2021	Oct. 01, 2021	Sep. 17, 2021	Sep. 01, 2021	Aug. 17, 2021	Aug. 01, 2021	Jul. 01, 2021	Jun. 14, 2021	May 03, 2021	Mar. 15, 2021	Jan. 12, 2021	Dec. 15, 2020	Nov. 02, 2020	Jul. 10, 2020	Jun. 09, 2020	May 14, 2020	Apr. 20, 2020	Feb. 20, 2020	Nov. 17, 2019	Nov. 01, 2019	Jul. 12, 2019	Jul. 02, 2019	Mar. 01, 2019	Nov. 13, 2018	Nov. 13, 2018	Oct. 30, 2018	Aug. 29, 2018	Mar. 07, 2018	Jan. 30, 2018	Jan. 03, 2018	Nov. 09, 2017	Jun. 30, 2017	Mar. 13, 2017	Mar. 13, 2017	Sep. 13, 2016	Jul. 19, 2021	Mar. 31, 2021	Feb. 15, 2021	Aug. 28, 2020	Apr. 15, 2020	Jun. 30, 2023	Jun. 30, 2022	Mar. 30, 2023	May 01, 2023	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Dec. 01, 2023	Jun. 01, 2023	Mar. 31, 2023	Sep. 18, 2020	Aug. 18, 2020	Aug. 01, 2020	Jul. 18, 2020	Jul. 01, 2020	Jun. 18, 2020	Jun. 01, 2020	May 18, 2020	May 01, 2020	Apr. 18, 2020	Apr. 01, 2020	Mar. 18, 2020	Mar. 01, 2020	Feb. 01, 2020	Jan. 18, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 18, 2019	Nov. 18, 2019	Oct. 18, 2019	Sep. 18, 2019	Aug. 18, 2019	Jul. 18, 2019	Jul. 01, 2019	Jun. 18, 2019	May 18, 2019	Apr. 18, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 28, 2017
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Amortization of debt discounts																																																																						$ 0	$ 19,937	$ 21,940	$ 30,533
Principal amount									$ 15,000	$ 15,000		$ 15,000		$ 15,000			$ 15,000	$ 15,000		$ 15,000	$ 15,000		$ 15,000	$ 15,000																																										$ 135,000				$ 135,000		53,750
Reserve shares of common stock (in Shares)																																																												7
Sales proceeds																																																																											$ 270,320	$ 308,100
Embedded conversion option as stock settled debt																																																									$ 617,647
Increase in interest rate, percentage																																																									25.00%
Securities shares issued (in Shares)																																																																											1,273	102																				1,273												102
Shares cancelled (in Shares)																																												195
Convertible debt balance amount																																																																								$ 421,587	421,587
Debt premium																																																																									281,054
Debt conversion rate, description																																																																						The conversion feature allows for conversion into common shares at the lesser of: a) 70% of the share price on the date of the note; or b) 50% of the lowest bid price during the 30 trading days preceding the date of the notice of conversion. In connection with the issuance of this Note, the Company determined that the terms of the Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value.
Conversion discount									50.00%	50.00%		50.00%						50.00%		50.00%	50.00%		50.00%	50.00%		50.00%	50.00%		50.00%			50.00%											50.00%																							50.00%				50.00%		50.00%					50.00%	50.00%
Interest expense premium																																											$ 93,850
Principal amount converted into common stock											$ 15,000		$ 15,000		$ 55,000	$ 55,000																																																										$ 2,200
Total accrued interest											$ 744		$ 747		$ 2,750	$ 2,750																																																									0	5,277
Conversions principal balance																																																																									0	91,300
Additional paid in capital																																																																								$ 28,942	91,300
Receivable amount																																																																																																							$ 20,000
Cash																			$ 85,000																																																												$ 2,222
Promissory notes																																															$ 17,000
Convertible promissory note, description																						On January 11, 2022, the Company executed a convertible promissory note issued to Sixth Street Lending LLC for $53,750, having a 10% annual interest rate, maturity of January 11, 2023, and conversion right to a 35% discount to the average of the two lowest traded price in the 15 days prior to delivery of a conversion notice. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,942 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The note was funded for $50,000, with $3,750, disbursed for legal and execution fees. During the year ended September 30, 2022 the note holder fully converted principal and accrued interest of $53,750 and $2,688 into of common stock. Premium of $28,942 was reclassified to additional paid in capital.			On November 12, 2021, the Company executed a convertible promissory note issued to Sixth Street Lending LLC for $55,000, having a 10% annual interest rate, maturity of November 12, 2022, and conversion right to a 35% discount to the average of the two lowest traded price in the 15 days prior to delivery of a conversion notice. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $29,615 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The note was funded for $51,250, with $3,750, disbursed for legal and execution fees. At September 30, 2022, the note principal and accrued interest was fully converted into common stock and $29,615 of premium was reclassified to additional paid in capital.					On August 17, 2021, the Company entered into a convertible promissory note with Geneva Roth Remark Holdings, Inc. (“Lender”) in the principal amount of $45,000, (the “August 17, 2021 Note”). The August 17, 2021 Note carries interest at the rate of 10%, matures on August 17, 2022, and is convertible into shares of the Company’s common stock, par value $0.0001, at the Lender’s election, after 180 days, at a 35% discount, provided that the Lender may not own greater than 4.99% of the Company’s common stock at any time. The note was funded for $41,250, with $3,750, disbursed for legal and execution fees. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $24,231 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. At September 30, 2021, the principal and accrued interest was $45,000 and $561, respectively. On February 11, 2022, the Company redeemed the note for $63,746 in cash, for the principal of $45,000, penalties of $17,533 and accrued interest of $2,213, OID of $3,298 was recognized as interest expense and a gain on debt settlement of $7,698 was recognized.																			The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company’s common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion.	The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company’s common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion.																						The convertible note (the “Note”) issued to Crown Bridge in the principal amount of $105,000, has an original issue discount of $10,500 and issue costs of $19,000 both of which are recorded as debt discount along with the warrant relative fair value of $12,507 for the original 0.1 warrant and $32 for the penalty warrants to be amortized over the twelve month term of this tranche, bears interest of 10% (12% default rate) per annum, and has a maturity date of 12 months from the date of each tranche of payments under the Note with future tranches being at the discretion of Crown Bridge. The conversion rate for any conversion of unpaid principal and interest under the Notes is at a 35% discount to the lowest market price of the shares of the Company’s common stock within a 20 day trading period prior to the date of conversion to which an additional 10% discount will be added if the conversion price of the Company’s common stock is less than $50,000 per share and no shares of the Company’s common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company’s common stock and the conversion shares contain piggy-back registration rights. The Note is subject to customary default provisions including an event of default if the bid price of the Company’s common stock is less than its par value of $.0001 per share. The Company is entitled to prepay the Note between 30 days after its issuance until 180 days from its issuance at amounts that increase from 112% of the prepayment amount to 137% of the prepayment amount depending on the length of time when prepayments are made. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense. As of September 30, 2018 the note holder fully converted principal and accrued interest into common shares. The debt premium on stock settled debt was fully recognized as additional paid in capital.
Debt extinguishment																																																																			$ 159,846				234,933	$ (370,075)	(1,536,815)
Non-convertible note																																																																																															$ 17,000
Accrued interest																																																																								820
Principal balance amounted																																																																									45,000
Accrued interest																																																																									752
Convertible promissory notes																																$ 15,000
Convertible notes																																$ 15,000																	$ 90,000	$ 90,000																														$ 6,000	$ 6,000		$ 6,000		$ 6,000		$ 6,000		$ 6,000		$ 6,000			$ 6,000			$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000		$ 6,000	$ 6,000	$ 6,000
Bearing interest																																10.00%																														98.00%			10.00%
Debt premium									$ 15,000									$ 15,000		$ 15,000	$ 15,000		$ 15,000			$ 15,000	$ 15,000		$ 15,000		$ 15,000																																									15,000	630,000
Accrued interest																																																																								$ 0	378
Convertible promissory note																										$ 15,000	$ 15,000		$ 15,000		$ 15,000
Bear interest percentage									10.00%									10.00%			10.00%		10.00%	10.00%		10.00%	10.00%																																													10.00%
Principal balance																																																																				$ 2,090,007				$ 105,000
Principal and accrued interest																																																																								744
Reclassified additional paid in capital										$ 90,000																																																														15,000
Accrued interest										5,388																																																								90,000				90,000		90,000
Frondeur notes																																																																						135,000		105,000
Livingston notes																																																																									45,000
Accrued interest																																																																								3,631	752
Debt issuance																																																				$ 6,000
Debt instrument fixed interest rate, percentage																																																				12.00%
Derivative liability																																																				$ 10,435
Debt discount																																																				6,000
Derivative expense on issuance																																																				4,035
Amortization of debt discounts																																																				$ 6,000																		276,972	$ 65,753	$ 157,446	183,992		$ 5,000
Derivative fair value																																																																																																											$ 8,881
Interest expense and debt discount balances																																																																											$ 0
Extinguishment of debt, description																																																																								During the year ended September 30, 2021 the note principal was fully repaid in cash and the derivative liability was recognized as gain on extinguishment of debt. The following notes have been issued to the law firm, each having six-month term to maturity and 12% annual interest but a change in the conversion terms such that a fixed discount of 50% of the lowest bid price in the 30 trading days immediately preceding the notice of conversion. The notes have cross default provisions. The Company has accounted for the convertible promissory notes as stock settled debt under ASC 480 and recorded debt premiums equal to the face value of the notes with a charge to interest expense. The note principal amount was charged to professional fees during the month the note was issued.
Convertible note issued amount									$ 4,000	4,000		$ 4,000		$ 4,000			$ 4,000
Agreement principal owned amount																																																																						56,000		$ 20,000	0
Vendor settlement																																																	$ 161,700	161,700
Debt premium charge to interest expense																																																		$ 90,000
Holder accrued interest																																																																								2,688
Interest rate																																																												18.00%
tw bsrstmg																																																												$ 298,341						$ 543,624				543,624		738,946	1,456,586
Ekimnel strategies llc	100.00%
Agreement value	$ 8,546,334
Principal of aggregate amount																																																																					$ 135,000
Deposit liabilitie accrued interest																																																																						6,725		3,631
Common shares conversion stock (in Shares)																																																																														4,000
Principal fees																																																																														$ 10
Total accrued interest																																																																						$ 44,692		36,614
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Convertible note, description																																																					The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company’s common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense.
Settlement agreement, description																																																						The Company will issue free trading shares of its common stock under section 3(a) (10) of the Securities Act to Livingston in the amount of such judgment in a series of tranches so that Livingston will not own more than 9.99% of the Company’s outstanding shares per tranche. The parties reasonably estimate that the fair market value of the Settlement Shares to be received by Livingston is equal to approximately $1,666,667 which is based on a discount of 40%.
Conversion discount																																50.00%
Cash																																																																																																							$ 3,000
Convertible promissory note, description																																															The notes bear interest of 10% per annum and mature in six months. The promissory notes are convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the 30 trading days prior to conversion. The notes having a conversion feature are treated as stock settled debt under ASC 480 and a debt premium of $17,000 is recognized as interest expense on note issuance date.
Debt extinguishment																																																																									263,938
Accrued interest																																																																								0
Convertible note, description																																																					The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and accrues interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company’s common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense.
Frondeur PartnersLLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount										90,000														$ 15,000
Conversion discount																								50.00%																																										50.00%				50.00%
Accrued interest																																																																								3,203
Bearing interest																																																																						10.00%
Debt premium										$ 15,000														$ 15,000
Bear interest percentage																								10.00%
Amortization of debt discounts																																																																						$ 90,000
Frondeur PartnersLLC [Member] | Minimum [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Bearing interest																																																																						10.00%
Frondeur PartnersLLC [Member] | Maximum [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Bearing interest																																																																						12.00%
Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount																																																								$ 105,000
Investments received																																																								$ 75,500
Convertible promissory note, description																																																On March 1, 2019, the Company received a second tranche advance under the Crown Bridge Partners, LLC, master note dated October 25, 2017, for principal amount of $35,000, including covered fees and original issue discount totaling $5,000. Under the conversion terms of the above note, the holder is entitled to a 35% discount plus an additional 10% discount based on the conversion rights of certain other note holders. Therefore, a discount of 45% is assumed for any conversions of this note tranche. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $28,636 with a charge to interest expense. The original issue discount and fees charged were treated as debt discount and will be amortized to financing expenses over the term of the note. Following conversions during the year ended September 30, 2020 the principal balance and debt premium balances were reduced and the unamortized debt discount was $0, at September 30, 2020. The principal was increased by charges of $17,500 for technical default effective during the year ended September 30, 2020 and an additional put premium was calculated to be $26,250. The cross-default provisions of the note include defaults on any notes issued to third parties including any issued subsequent to the issuance of this note. The default charge and the put premium were charged to interest expense at June 30, 2020. The conversion discount increased to 60% as a result of the default. The note principal and accrued interest of $10,987 was redeemed for cash during the year ended September 30, 2022. The principal and accrued interest balances were $2,766 and $6,464, respectively at September 30, 2021.
Warrant purchase (in Shares)																																																								1
Tranche value																																																								$ 350,000
Commitment fee																																																								$ 350
Trillium Partners LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Debt premium																																																																										10,395
Convertible promissory note, description																																													The principal balance of $10,000 was reclassified to notes and loans payable and the related put premium totaling $10,000 was recognized as a gain on debt extinguishment on the date of the amendment.	On July 12, 2019, the Company issued a convertible promissory note to Trillium Partners LP for cash in the amount of $10,000. The note bears interest at 10%, matures on January 11, 2020, and was convertible into the Company’s common stock at 50% of the lowest closing bid price on the 20 trading days immediately preceding the notice of conversion. The Company accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $10,000 with a charge to interest expense for the note.
Accrued interest																																																																										1,854
Geneva Roth Remark Holdings [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Convertible promissory note, description																												On September 17, 2021, the Company entered into a convertible promissory note with Geneva Roth Remark Holdings, Inc. (“Lender”) in the principal amount of $50,000, (the “September 17, 2021 Note”). The September 17, 2021 Note carries interest at the rate of 10%, matures on September 17, 2022, and is convertible into shares of the Company’s common stock, par value $0.0001, at the Lender’s election, after 180 days, at a 35% discount, provided that the Lender may not own greater than 4.99% of the Company’s common stock at any time. The note was funded for $46,250, with $3,750, disbursed for legal and execution fees. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $26,923 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. At September 30, 2021, the principal and accrued interest was $50,000 and $205, respectively. On March 25, 2022, the note was fully converted along with $2,500 of accrued interest and OID of $3,616 was recognized as interest expense and put premiums of $26,923 was reclassified to additional paid in capital.					On June 14, 2021, the Company entered into a convertible promissory note with Geneva Roth Remark Holdings, Inc. (“Lender”) in the principal amount of $58,500, (the “June 14, 2021 Note”). The June 14, 2021 Note carries interest at the rate of 10%, matures on June 14, 2022, and is convertible into shares of the Company’s common stock, par value $0.0001, at the Lender’s election, after 180 days, at a 35% discount, provided that the Lender may not own greater than 4.99% of the Company’s common stock at any time. The note was funded for $55,000, with $3,500, disbursed for legal and execution fees. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $31,500 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal, premium and accrued interest were $58,500, $31,500 and $1,715 respectively at September 30, 2021. The principal and accrued interest of $58,500 and $2,925 were fully converted into common stock during the three months ended December 31, 2021 and put premium of $31,500 was reclassified to additional paid in capital.	On May 3, 2021, the Company entered into a convertible promissory note with Geneva Roth Remark Holdings, Inc. (“Lender”) in the principal amount of $58,500, (the “May 3, 2021 Note”). The May 3, 2021 Note carries interest at the rate of 10%, matures on May 3, 2022, and is convertible into shares of the Company’s common stock, par value $0.0001, at the Lender’s election, after 180 days, at a 35% discount, provided that the Lender may not own greater than 4.99% of the Company’s common stock at any time. The note was funded for $55,000, with $3,500, disbursed for legal and execution fees. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $31,500 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal, premium and accrued interest were $58,500, $31,500 and $2,204 respectively at September 30, 2021. The principal and accrued interest of $58,500 and $2,925 were fully converted into common stock during the three months ended December 31, 2021 and put premium of $31,500 was reclassified to additional paid in capital. On June 14, 2021, the Company entered into a convertible promissory note with Geneva Roth Remark Holdings, Inc. (“Lender”) in the principal amount of $58,500, (the “June 14, 2021 Note”). The June 14, 2021 Note carries interest at the rate of 10%, matures on June 14, 2022, and is convertible into shares of the Company’s common stock, par value $0.0001, at the Lender’s election, after 180 days, at a 35% discount, provided that the Lender may not own greater than 4.99% of the Company’s common stock at any time. The note was funded for $55,000, with $3,500, disbursed for legal and execution fees. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $31,500 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal, premium and accrued interest were $58,500, $31,500 and $1,715 respectively at September 30, 2021. The principal and accrued interest of $58,500 and $2,925 were fully converted into common stock during the three months ended December 31, 2021 and put premium of $31,500 was reclassified to additional paid in capital.		On January 12, 2021, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of January 12, 2022, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $53,500 and $2,675 were fully converted into common stock during the year ended September 30, 2021 and put premium of $28,807 was reclassified to additional paid in capital.					On May 14, 2020, the Company issued a convertible promissory note for $35,000 issued to Tri-Bridge Ventures LLC for a cash loan of $35,000. The note has a one year maturity, 8% annual interest and can be converted to common stock at the contracted price of 60% of the lowest daily traded price during the 10 days prior to delivery of a conversion notice. There are no cross-default provisions in the note. The Company has treated the convertible note in accordance with ASC 480 Stock Settled Debt, and recognized the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $1,550 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $23,333 of put premium was reclassified to additional paid in capital upon conversion.	On April 20, 2020, the Company issued a convertible promissory note to Geneva Roth Remark Holdings for $60,000, for $57,000, cash and fees of $3,000 (treated as OID to be amortized over the life of the note) having a 10% annual interest rate, maturity of April 20, 2021, and conversion right to a 42% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, and recognized the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The note and accrued interest were fully converted during the year ended September 30, 2021. $43,448 of put premium was reclassified to additional paid in capital upon conversion. On May 14, 2020, the Company issued a convertible promissory note for $35,000 issued to Tri-Bridge Ventures LLC for a cash loan of $35,000. The note has a one year maturity, 8% annual interest and can be converted to common stock at the contracted price of 60% of the lowest daily traded price during the 10 days prior to delivery of a conversion notice. There are no cross-default provisions in the note. The Company has treated the convertible note in accordance with ASC 480 Stock Settled Debt, and recognized the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $1,550 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $23,333 of put premium was reclassified to additional paid in capital upon conversion.On June 9, 2020, the Company issued a convertible promissory note in the amount of $53,000 to Geneva Roth Remark Holdings Inc. The Company received $50,000, in cash on June 10, 2020 with $3,000, being retained for legal and underwriting fees which will be treated as OID and be amortized to interest expense over the term of the note. The note matures on June 10, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $38,379 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $2,650 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $38,379 of put premium was reclassified to additional paid in capital upon conversion.On July 10, 2020, the Company issued a convertible promissory note to Geneva Roth Remark Holdings Inc. in the amount of $53,000. The Company received $50,000, in cash on July 15, 2020 with $3,000, being retained for legal and underwriting fees which will be treated as debt discount and be amortized to interest expense over the term of the note. The note matures on July 10, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $38,379 as put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $2,650 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $38,379 of put premium was reclassified to additional paid in capital upon conversion.On August 28, 2020, the Company issued a convertible promissory note in the amount of $104,000 to Geneva Roth Remark Holdings Inc. The Company received $100,500, in cash on August 28, 2020 with $3,500, being retained for legal and underwriting fees which will be treated as OID and be amortized to interest expense over the term of the note. The note matures on August 28, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder.								The note matured on June 30, 2019, there is no default penalty or interest rate increase associated with the note, nor are there any cross-default provisions in the note.											On July 19, 2021, the Company entered into a convertible promissory note with Geneva Roth Remark Holdings, Inc. (“Lender”) in the principal amount of $53,750, (the “July 19, 2021 Note”). Note carries interest at the rate of 10%, matures on July 19, 2022, and is convertible into shares of the Company’s common stock, par value $0.0001, at the Lender’s election, after 180 days, at a 35% discount, provided that the Lender may not own greater than 4.99% of the Company’s common stock at any time. The note was funded for $50,000, with $3,750, disbursed for legal and execution fees. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,942 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. At September 30, 2021, the principal and accrued interest was $53,750 and $1,127, respectively. On January 21, 2022, the note was fully converted along with $2,688 of accrued interest and OID of $3,000 was recognized as interest expense and put premiums of $28,942 was reclassified to additional paid in capital.		The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $53,500 and $2,675 were fully converted into common stock during the year ended September 30, 2021 and put premium of $28,807 was reclassified to additional paid in capital.
Geneva Roth Remark Holdings Inc. [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Convertible promissory note, description																																					On December 15, 2020, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $43,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of December 15, 2021, and conversion right to a 40% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $40,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $29,000 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $2,675 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $29,000 of put premium was reclassified to additional paid in capital upon conversion.On January 12, 2021, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of January 12, 2022, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $53,500 and $2,675 were fully converted into common stock during the year ended September 30, 2021 and put premium of $28,807 was reclassified to additional paid in capital.On February 15, 2021, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of February 15, 2022, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder.	On November 2, 2020, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of November 2, 2021, and conversion right to a 40% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $35,666 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $2,175 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $35,666 of put premium was reclassified to additional paid in capital upon conversion.On December 15, 2020, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $43,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of December 15, 2021, and conversion right to a 40% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $40,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $29,000 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $2,675 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $29,000 of put premium was reclassified to additional paid in capital upon conversion.On January 12, 2021, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of January 12, 2022, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $53,500 and $2,675 were fully converted into common stock during the year ended September 30, 2021 and put premium of $28,807 was reclassified to additional paid in capital.On February 15, 2021, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of February 15, 2022, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $53,500 and $2,675 were fully converted into common stock during the year ended September 30, 2021 and put premium of $28,807 was reclassified to additional paid in capital.On March 15, 2021, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of March 15, 2022, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder.	On July 10, 2020, the Company issued a convertible promissory note to Geneva Roth Remark Holdings Inc. in the amount of $53,000. The Company received $50,000, in cash on July 15, 2020 with $3,000, being retained for legal and underwriting fees which will be treated as debt discount and be amortized to interest expense over the term of the note. The note matures on July 10, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $38,379 as put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $2,650 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $38,379 of put premium was reclassified to additional paid in capital upon conversion.On August 28, 2020, the Company issued a convertible promissory note in the amount of $104,000 to Geneva Roth Remark Holdings Inc. The Company received $100,500, in cash on August 28, 2020 with $3,500, being retained for legal and underwriting fees which will be treated as OID and be amortized to interest expense over the term of the note. The note matures on August 28, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder.	On June 9, 2020, the Company issued a convertible promissory note in the amount of $53,000 to Geneva Roth Remark Holdings Inc. The Company received $50,000, in cash on June 10, 2020 with $3,000, being retained for legal and underwriting fees which will be treated as OID and be amortized to interest expense over the term of the note. The note matures on June 10, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $38,379 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $2,650 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $38,379 of put premium was reclassified to additional paid in capital upon conversion.On July 10, 2020, the Company issued a convertible promissory note to Geneva Roth Remark Holdings Inc. in the amount of $53,000. The Company received $50,000, in cash on July 15, 2020 with $3,000, being retained for legal and underwriting fees which will be treated as debt discount and be amortized to interest expense over the term of the note. The note matures on July 10, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $38,379 as put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $2,650 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $38,379 of put premium was reclassified to additional paid in capital upon conversion.																								On August 28, 2020, the Company issued a convertible promissory note in the amount of $104,000 to Geneva Roth Remark Holdings Inc. The Company received $100,500, in cash on August 28, 2020 with $3,500, being retained for legal and underwriting fees which will be treated as OID and be amortized to interest expense over the term of the note. The note matures on August 28, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $75,310 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $5,200 were fully converted and balances were $0, and $0 respectively at September 30, 2021. $75,310 of put premium was reclassified to additional paid in capital upon conversion.
Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Total accrued interest																																																																								563
Settlement Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Advisory fee																																																							$ 2,050,000
Embedded conversion option as stock settled debt																																																							3,500,000
Investments received																																																							5,788,642
Accrued interest																																																							238,642
Securities purchase agreement term, description																																																																						On the effective date of the Settlement Agreement, the amount due of $5,788,642 was split and apportioned into two separate replacement notes (“Replacement Note A” and Note B”). Replacement Note A had a principal amount of $1,000,000 and Replacement Note B had a principal balance of $4,788,642, both of which remained secured by the original security, pledge and guarantee agreements; and other applicable loan documents, and bear interest at 18% per annum. The default was not waived by this settlement agreement. The Company originally recorded a premium on stock settled debt of $617,647 on the $3,500,000, and subsequent to the settlement agreement recorded an additional premium on stock settled debt of $403,878 on the additional $2,288,642 for accrued interest and advisory fees payable that were capitalized as note principal. The interest rate was amended to 12% effective June 12, 2018.
Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Sales proceeds																																																																						$ 850,000
Total accrued interest																																																																								$ 563
Credit Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Maturity date, description																																																																						The Credit Agreement was amended such that the maturity date was extended to January 13, 2019 (the “Extended Maturity Date”) for replacement Note B, while the Note A maturity date remained at March 13, 2018 but was due as of March 2017 due to the principal and interest payment default discussed above. Notwithstanding anything contained in this Agreement to the contrary, all obligations owing by the Company and all other Credit Parties under the Credit Agreement, First Replacement Note B, and all other Loan Documents shall be paid in full by the Extended Maturity Date as follows: $52,500 per month from January 13, 2018 to December 13, 2018 and the remaining principal and accrued interest on January 13, 2019. Interest payments made since the amendment have totaled $323,440 and are therefore not in accord with that amendment. However, TCA has received payments under the 3(a) (10) settlement (below) totaling $308,100 during the year ended September 30, 2018, and another $270,320, during the year ended September 30, 2019. The principal balance was $4,788,642 at September 30, 2018.
Settlement Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Accrued interest																																																							$ 238,642
Securities purchase agreement term, description																																																							On the effective date of the Settlement Agreement, the amount due of $5,788,642 was split and apportioned into two separate replacement notes (“Replacement Note A” and Note B”). Replacement Note A had a principal amount of $1,000,000 and Replacement Note B had a principal balance of $4,788,642, both of which remained secured by the original security, pledge and guarantee agreements; and other applicable loan documents, and bear interest at 18% per annum. The default was not waived by this settlement agreement. The Company originally recorded a premium on stock settled debt of $617,647 on the $3,500,000, and subsequent to the settlement agreement recorded an additional premium on stock settled debt of $403,878 on the additional $2,288,642 for accrued interest and advisory fees payable that were capitalized as note principal. The interest rate was amended to 12% effective June 12, 2018.
Credit Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Maturity date, description																																																																								The Credit Agreement was amended such that the maturity date was extended to January 13, 2019 (the “Extended Maturity Date”) for replacement Note B, while the Note A maturity date remained at March 13, 2018 but was due as of March 2017 due to the principal and interest payment default discussed above. Notwithstanding anything contained in this Agreement to the contrary, all obligations owing by the Company and all other Credit Parties under the Credit Agreement, First Replacement Note B, and all other Loan Documents shall be paid in full by the Extended Maturity Date as follows: $52,500 per month from January 13, 2018 to December 13, 2018 and the remaining principal and accrued interest on January 13, 2019. Interest payments made since the amendment have totaled $323,440 and are therefore not in accord with that amendment. However, TCA has received payments under the 3(a) (10) settlement (below) totaling $308,100 during the year ended September 30, 2018, and another $270,320, during the year ended September 30, 2019. The principal balance was $4,788,642 at September 30, 2018.
Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Total accrued interest																																																																						$ 3,455
Convertible Promissory Note [Member] | Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Accrued interest																																																																								$ 0
Convertible Promissory Note [Member] | Geneva Roth Remark Holdings [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Convertible promissory note, description																																			The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest of $53,500 and $2,675 were fully converted into common stock during the year ended September 30, 2021 and put premium of $28,807 was reclassified to additional paid in capital.
Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount																																																																									90,000
Sales proceeds																																																																								$ 850,000
Accrued interest																																																																									25,725
Debt premium charge to interest expense																																																																									90,000
Convertible Note [Member] | Common Stock [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Convertible note, description																																																																						The Note is only convertible upon default or mutual agreement by both parties at a conversion rate of 85% of the lowest of the daily volume weighted average price of the Company’s common stock during the 5 business days immediately prior to the conversion date.		The Note is only convertible upon default or mutual agreement by both parties at a conversion rate of 85% of the lowest of the daily volume weighted average price of the Company’s common stock during the 5 business days immediately prior to the conversion date.
Other Convertible Debt [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Total accrued interest																																																																										$ 5,277
Convertible Promissory Note 1 [Member] | Livingston [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Accrued interest																																																																								$ 0	123
Convertible Promissory Note 1 [Member] | Frondeur PartnersLLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal and accrued interest																																																																								748
Reclassified additional paid in capital																																																																								15,000
Convertible Promissory Note One [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Accrued interest																																																																								752
Bear interest percentage																				10.00%
Principal and accrued interest																																																																								777
Reclassified additional paid in capital																																																																								15,000
Convertible Promissory Note Two [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Accrued interest																																																																								629
Convertible Promissory Note Two [Member] | Frondeur PartnersLLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Bear interest percentage																	10.00%
Convertible Promissory Note Three [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Accrued interest																																																																								501
Bear interest percentage														10.00%
Convertible Promissory Note Four [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Bear interest percentage												10.00%
Accrued interest																																																																								314
Convertible Promissory Notes Five [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Bear interest percentage										10.00%
Convertible Promissory Note Six [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Accrued interest																																																																								187
Convertible Promissory Note Seven [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Accrued interest																																																																								62
Promissory Note [Member] | Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount																																																																								90,000
Accrued interest																																																																								36,614
Debt premium charge to interest expense																																																																								$ 90,000
Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount																																																			$ 6,018,192									$ 3,500,000						$ 2,958,251				$ 2,958,251
Convertible note, description																																																												The Note bears interest at a rate of 18% per annum, required monthly payments of $52,500, which is interest only, starting on October 13, 2016 through February 13, 2017, and monthly payments, including interest and principal, of $298,341 starting on March 13, 2017 through maturity on March 13, 2018.
Interest rate at period end																																																												25.00%
Additional advisory fees																																																												$ 850,000
Common stock, shares issued (in Shares)																																																																								1
Advisory fee																																																																		$ 850,000				850,000		$ 850,000	850,000
Proceeds from sale of shares (in Shares)																																																																								1
Advisory fee due																																																																						850,000		$ 850,000
Current liability																																																																								850,000																																					$ 850,000
Advisory fee payable																																																																						$ 850,000		$ 850,000
Payment of monthly principal and interest																																																										$ 298,341	$ 298,341
Accrued interest																																																			537,643
Additional Debt Premium																																																			$ 94,878
Interest rate																																																			12.00%
Securities shares issued (in Shares)																																																																		1,375				1,375		1,375
Additional paid in capital debt discount																																																																						$ 180,618		$ 180,618
Convertible debt balance amount																																																																		$ 421,587				$ 421,587		421,587
Debt premium																																																																								281,054
Interest amount																																																												52,500
Senior Secured Credit Facility [Member] | Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Advisory fee																																																																																																														$ 1,200,000
Senior Secured Credit Facility [Member] | Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Maximum borrowing amount																																																												$ 6,500,000
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Debt conversion rate, description																																																					The note has not been converted and the principal balance is $15,000, at June 30, 2023 and September 30, 2022 with $8,899, and $7,777, of accrued interest, respectively.																	The note has not been converted and the principal balance is $15,000, at September 30, 2022 and September 30, 2021 with $7,777, and $6,273, of accrued interest, respectively.
Livingston [Member] | Convertible Promissory Note 1 [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Accrued interest																																																																								0	251
Frondeur PartnersLLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount										$ 90,000
Conversion discount														50.00%			50.00%
Principal amount converted into common stock								$ 15,000
Total accrued interest		$ 871	$ 884	$ 921	$ 879	$ 945	$ 888	$ 777																																																																3,631
Debt premium												$ 15,000		$ 15,000			$ 15,000
Note A [Member] | Two Notes [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount																																																			$ 1,000,000
Note A [Member] | Two Notes [Member] | Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount																																																						$ 1,000,000
Note A [Member] | Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount																																																			691,907															421,587				$ 421,587		421,587	421,587
Note B [Member] | Two Notes [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount																																																			4,788,642
Note B [Member] | Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount																																																			$ 5,326,285															$ 5,326,285				5,326,285		5,326,285	5,326,285
Accrued interest																																																																						$ 2,377,557		2,377,557	$ 1,738,403
Note B [Member] | Livingston [Member] | Convertible Promissory Note 1 [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Bear interest percentage																													10.00%
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities [Line Items]
Principal amount																			75,000																								85,375
Accrued interest																																											$ 8,475
Accrued interest																																$ 15,000																																																		$ 17,000		$ 17,000		$ 17,000		$ 17,000		$ 17,000		$ 17,000	$ 17,000
Accrued interest																			2,388
Penalty charges																			$ 7,612
Gain on debt extinguishment																																																																								$ 67,388